Relationship with Parent and Related Entities (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Management fees	The following table summarizes the components of general allocated corporate expenses for the years ended December 31, 2020, 2019 and 2018 and for the three months ended March 31, 2021 and 2020:

	Years Ended December 31,
	2020	2019	2018

	(in thousands)
General and administrative	$31,357	$17,394	$11,293
Research and development	1,672	1,224	852
Sales and marketing	1,969	1,128	830
Cost of revenue	149	99	88
Total	$35,147	$19,845	$13,063
The following table summarizes the components of general allocated corporate expenses for the three and six months ended June 30, 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

	(in thousands)
General and administrative	$10,012	$4,637	$19,101	$9,388
Research and development	63	400	135	853
Sales and marketing	6	326	34	710
Cost of revenue	8	18	50	106
Total	$10,089	$5,381	$19,320	$11,057